Organization, Use of Estimates and Basis of Presentation (Details Textual) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended
	Dec. 01, 2014	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013	Mar. 13, 2015	Mar. 11, 2015	Apr. 30, 2012
Cash and Cash Equivalents, at Carrying Value, Total		$ 182,000	$ 5,812,000	$ 182,000	$ 5,812,000	$ 5,891,000	$ 9,561,000			$ 4,754,000
Working Capital (Deficit)		4,700,000		4,700,000
Income Tax Expense (Benefit)		12,000	5,000	27,000	13,000	17,000	10,000
Term Of Warrants	5 years
Common Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Subsequent Event [Member]
Unit Description								each unit consisting of one share of the Company's Common Stock, par value $0.001 per share (the "Common Stock"), and a warrant to buy 0.55 shares of Common Stock at $0.48 per share (the "Warrants"), at a purchase price of $0.40 per unit, for an aggregate of approximately$14,000,000.	each unit consisting of one share of the Company's common stock, par value $0.001 per share,and a warrant to buy 0.55 shares of common stock at $0.48 per share, at a purchase price of $0.40 per unit, for an aggregate of approximately$14,000,000
Aggregate Value Of Units Issued									$ 14,000,000
Subsequent Event [Member] | Common Stock [Member]
Common Stock, Par or Stated Value Per Share									$ 0.001
Shares Issued, Price Per Share									$ 0.48
Subsequent Event [Member] | Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right									0.55
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.40